Fair Value Measurements, Financial Assets Measured at Fair Value on Recurring Basis (FY) (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Marketable Securities [Member]
Financial Assets Measured at Fair Value [Abstract]
Estimated Fair Value		$ 9,984	$ 9,851
Corporate Bonds [Member]
Financial Assets Measured at Fair Value [Abstract]
Estimated Fair Value		7,543	7,623
U.S. Treasury Securities [Member]
Financial Assets Measured at Fair Value [Abstract]
Estimated Fair Value		2,441	2,228
Recurring [Member]
Financial Assets Measured at Fair Value [Abstract]
Amortized Cost		10,185	10,077
Gross Unrealized Gains		57	12
Gross Unrealized Losses		(86)	(129)
Estimated Fair Value		10,156	9,960
Recurring [Member] | Level 1 [Member] | Money Market Funds [Member]
Financial Assets Measured at Fair Value [Abstract]
Amortized Cost	[1]	172	109	[2]
Gross Unrealized Gains	[1]	0	0	[2]
Gross Unrealized Losses	[1]	0	0	[2]
Estimated Fair Value	[1]	172	109	[2]
Recurring [Member] | Level 2 [Member] | Marketable Securities [Member]
Financial Assets Measured at Fair Value [Abstract]
Amortized Cost		10,013	9,968
Gross Unrealized Gains		57	12
Gross Unrealized Losses		(86)	(129)
Estimated Fair Value		9,984	9,851
Recurring [Member] | Level 2 [Member] | Corporate Bonds [Member]
Financial Assets Measured at Fair Value [Abstract]
Amortized Cost		7,597	7,742
Gross Unrealized Gains		29	6
Gross Unrealized Losses		(83)	(125)
Estimated Fair Value		7,543	7,623
Recurring [Member] | Level 2 [Member] | U.S. Treasury Securities [Member]
Financial Assets Measured at Fair Value [Abstract]
Amortized Cost		2,416	2,226
Gross Unrealized Gains		28	6
Gross Unrealized Losses		(3)	(4)
Estimated Fair Value		$ 2,441	$ 2,228

[1]	Included in cash and cash equivalents in the Consolidated Balance Sheets at June 30, 2023 and December 31, 2022.
[2]	Included in cash and cash equivalents in the Consolidated Balance Sheet at December 31, 2022